Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024
WP Large Cap Income Plus Fund | Institutional Class Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name			WP Large Cap Income Plus Fund
Average Annual Return, Percent	31.49%	0.33%	5.81%
WP Large Cap Income Plus Fund | Institutional Class Shares | Dow Jones Industrial Average Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Dow Jones Industrial Average Index
Average Annual Return, Percent	27.19%	12.14%	12.17%